SHARE CAPITAL - Options outstanding by exercise price (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Options Y	Dec. 31, 2017 CAD ($) Options Y	Dec. 31, 2016 CAD ($) Options Y	Dec. 31, 2018 USD ($) Options Y	Dec. 31, 2017 USD ($) Options Y	Dec. 31, 2016 USD ($) Options Y	Dec. 31, 2015 CAD ($) Options
Options outstanding by exercise price
Weighted average exercise price | $	$ 7.58	$ 384.90	$ 290.85				$ 293.06
Options outstanding	3,697,652	57,739	78,650	3,697,652	57,739	78,650	81,282
Weighted average remaining term (yrs) | Y	7.88	2.28	1.77	7.88	2.28	1.77
Options exercisable	1,462,535	45,134	67,978	1,462,535	45,134	67,978
Weighted average remaining term (yrs)	7 years 7 months 13 days	1 year 11 months 9 days	1 year 6 months 15 days
$0.88
Options outstanding by exercise price
Weighted average exercise price | $				$ 0.88
Options outstanding	899,000			899,000
Weighted average remaining term (yrs) | Y	7.92			7.92
Options exercisable	299,666			299,666
Weighted average remaining term (yrs)	7 years 11 months 1 day
$2.72
Options outstanding by exercise price
Weighted average exercise price | $				$ 2.72
Options outstanding	2,710,550			2,710,550
Weighted average remaining term (yrs) | Y	7.75			7.75
Options exercisable	1,125,572			1,125,572
Weighted average remaining term (yrs)	7 years 9 months
$6.00-$63.00
Options outstanding by exercise price
Options outstanding	44,200			44,200
Weighted average remaining term (yrs) | Y	7.06			7.06
$6.00-$63.00 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $				$ 6.00
$6.00-$63.00 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $				$ 63.00
$63.01-$892
Options outstanding by exercise price
Options outstanding	43,902			43,902
Weighted average remaining term (yrs) | Y	1.65			1.65
Options exercisable	37,297			37,297
Weighted average remaining term (yrs)	1 year 5 months 12 days
$63.01-$892 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $				$ 63.01
$63.01-$892 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $				$ 892
$185-$1216
Options outstanding by exercise price
Options outstanding		57,739			57,739
Weighted average remaining term (yrs) | Y		2.24			2.24
Options exercisable		45,134			45,134
Weighted average remaining term (yrs)		2 years 26 days
$185-$1216 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $					$ 185
$185-$1216 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $					$ 1,216
$0.01 - $200
Options outstanding by exercise price
Options outstanding			44,330			44,330
Weighted average remaining term (yrs) | Y			0.96			0.96
Options exercisable			43,570			43,570
Weighted average remaining term (yrs)			11 months 12 days
$0.01 - $200 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $						$ 0.01
$0.01 - $200 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $						$ 200
$200 - 600
Options outstanding by exercise price
Options outstanding			28,169			28,169
Weighted average remaining term (yrs) | Y			2.72			2.72
Options exercisable			21,480			21,480
Weighted average remaining term (yrs)			2 years 6 months 4 days
$200 - 600 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $						$ 200
$200 - 600 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $						$ 600
$600 - 905
Options outstanding by exercise price
Options outstanding			6,151			6,151
Weighted average remaining term (yrs) | Y			3.28			3.28
Options exercisable			2,928			2,928
Weighted average remaining term (yrs)			3 years 3 months 4 days
$600 - 905 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $						$ 600
$600 - 905 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $						$ 905